SUPPLEMENT DATED MAY 20, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
Columbia Concentrated Large Cap Value Strategy Fund

COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND

(FORMERLY GRAIL AMERICAN BEACON LARGE CAP VALUE ETF)

(THE “ETF”)

This supplement updates the Prospectus and Statement of Additional Information of the ETF, dated February 28, 2011, as supplemented, as follows:

As noted in a prior supplement dated April 30, 2011 (the “Prior Supplement”), Columbia Management Investment Advisers, LLC (“Columbia”) has been providing subadvisory services to the ETF since April 30, 2011. The Prior Supplement is hereby superseded by this supplement dated May 20, 2011.

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETF and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of the ETF approved a new Investment Management Services Agreement between the Trust, on behalf of the ETF, and Columbia, a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETF’s former investment manager. With the Acquisition completed and shareholders of the ETF having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETF, effective May 20, 2011. As such, effective as of the same date, Columbia’s relationship as subadviser to the ETF is terminated and Grail will no longer provide portfolio management services to the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETF also approved a change to the ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC are hereby deleted from the Prospectus and Statement of Additional Information. As noted in the Prior Supplement, references to, and disclosures concerning, American Beacon Advisors, Inc., Hotchkis and Wiley Capital Management, LLC and Brandywine Global Investment Management, LLC have been deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETF’s Manager. In addition, and as noted in the Prior Supplement, the ETF has new portfolio managers, as described below.

SUPPLEMENT TO THE PROSPECTUS

On page 1 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses - Columbia Concentrated Large Cap Value Strategy Fund		Columbia Concentrated Large Cap Value Strategy Fund
Management Fees		0.77%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:		7.93%
Total Annual Fund Operating Expenses:		8.70%
Expense Reduction/Reimbursement:	[2]	(7.91%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:		0.79%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
[2]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.79% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example:
Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
Expense Example - Columbia Concentrated Large Cap Value Strategy Fund (USD $)	1 Year:	3 Years:	5 Years:	10 Years:
Columbia Concentrated Large Cap Value Strategy Fund	81	1,827	3,447	7,001

On page 2 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:

Ordinarily, at least 80% of the ETF’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index* at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $251 million to $373 billion. The ETF’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager uses a bottom-up stock selection approach. This means that the Manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the Manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

• a low price-to-earnings and/or low price-to-book ratio;

• positive change in senior management;

• positive corporate restructuring;

• temporary setback in price due to factors that no longer exist;

• a positive shift in the company’s business cycle; and/or

• a catalyst for increase in the rate of the company’s earnings growth.

The ETF can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The ETF may hold a small number of securities because the Manager believes doing so allows it to adhere to its value investment approach. The Manager seeks to maintain close contact with the management of each company in which the ETF invests or the third-party analysts covering such companies, and continually monitors the ETF’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The ETF generally sells a stock if the Manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF’s name.

* Russell 1000 Index is a registered trademark of Frank Russell Company.

On page 3 of the Prospectus, under “Principle Risks,” the risk entitled “Multi-Manager Risk” is hereby deleted and the following risks are hereby added:

Focused Portfolio Risk. The ETF, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund or ETF that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the ETF’s net asset value. To the extent the ETF invests its assets in fewer securities, the ETF is subject to greater risk of loss if any of those securities declines in price.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.